Securities - Gross Unrealized Losses and Fair Value of Related Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	$ 179,362	$ 64,550
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	6,103	517
Held to maturity, 12 Months or More, Fair Value	12,103	5,216
Held to maturity, 12 Months or More, Gross Unrealized Losses	781	5
Held to maturity, Total, Fair Value	191,465	69,766
Held to maturity, Total, Gross Unrealized Losses	6,884	522
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value		9,988
Held to maturity, Less Than 12 Months, Gross Unrealized Losses		11
Held to maturity, 12 Months or More, Fair Value		4,999
Held to maturity, 12 Months or More, Gross Unrealized Losses		1
Held to maturity, Total, Fair Value		14,987
Held to maturity, Total, Gross Unrealized Losses	152	12
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	39,787	9,988
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	152	11
Held to maturity, Total, Fair Value	39,787	9,988
Held to maturity, Total, Gross Unrealized Losses	152	11
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, 12 Months or More, Fair Value		4,999
Held to maturity, 12 Months or More, Gross Unrealized Losses		1
Held to maturity, Total, Fair Value		4,999
Held to maturity, Total, Gross Unrealized Losses		1
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	33,882	10,368
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	1,405	124
Held to maturity, 12 Months or More, Fair Value	169	30
Held to maturity, 12 Months or More, Gross Unrealized Losses	2	1
Held to maturity, Total, Fair Value	34,051	10,398
Held to maturity, Total, Gross Unrealized Losses	1,407	125
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	105,693	42,609
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	4,546	347
Held to maturity, 12 Months or More, Fair Value	10,473	187
Held to maturity, 12 Months or More, Gross Unrealized Losses	657	3
Held to maturity, Total, Fair Value	116,166	42,796
Held to maturity, Total, Gross Unrealized Losses	5,203	350
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value		1,585
Held to maturity, Less Than 12 Months, Gross Unrealized Losses		35
Held to maturity, 12 Months or More, Fair Value	1,461
Held to maturity, 12 Months or More, Gross Unrealized Losses	122
Held to maturity, Total, Fair Value	1,461	1,585
Held to maturity, Total, Gross Unrealized Losses	122	35
Mortgage-Backed Securities [Member] | Federal Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	139,575	54,562
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	5,951	506
Held to maturity, 12 Months or More, Fair Value	12,103	217
Held to maturity, 12 Months or More, Gross Unrealized Losses	781	4
Held to maturity, Total, Fair Value	151,678	54,779
Held to maturity, Total, Gross Unrealized Losses	$ 6,732	$ 510